Non-Adjusting Events After The Reporting Period	12 Months Ended
Dec. 31, 2020
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Non-Adjusting Events After The Reporting Period
47.	NON-ADJUSTING EVENTS AFTER THE REPORTING PERIOD

Proposed dividend
After the statements of financial position date, the Board of Directors proposed a final dividend for 2020. For details, please refer to Note 32.